Related Party Transactions (Details) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Rent expense		$ 4,500	$ 4,500	$ 18,000	$ 18,000
Rate	$ 10,000	7,500
Compensation expense		22,500	$ 30,000	149,520	115,016
Payments of employees		144,000		144,000
Rent equipment					10,000
LLC [Member]
Related Party Transactions (Details) [Line Items]
Accrued expenses		7,500
Accounts payable
One Director [Member]
Related Party Transactions (Details) [Line Items]
Fees received		6,000		6,000
Another Director [Member]
Related Party Transactions (Details) [Line Items]
Fees received		5,000			5,000
Director [Member]
Related Party Transactions (Details) [Line Items]
Accrued compensation		$ 86,000		$ 81,000	$ 55,000